Note 11 - Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	For the six months ended June 30,
	2024	2025

Net income	60,750,732	66,776,511
Weighted average common shares – outstanding, basic	6,923,331	6,935,298
Basic earnings per share	8.77	9.63

Effect of dilutive securities:
Dilutive effect of unvested shares	50,642	23,100
Weighted average common shares – outstanding, diluted	6,973,973	6,958,398
Diluted earnings per share	8.71	9.60